Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004 Tel: 202.739.3000 Fax: 202.739.3001 www.morganlewis.com
April 3, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263) Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, Exchange Traded Concepts Trust, we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”), and the Investment Company Act of 1940, Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A. This filing is being made pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating a new effective date for Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, which was filed via EDGAR Accession No. 0001144204-12-003258 on January 20, 2012.

I hereby certify that this Post-Effective Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at 202.739.5654 with your questions or comments.

Sincerely,

/s/ W. John McGuire

W. John McGuire